Long-term royalty payable - Continuity Schedule of Long-term Royalty Payable (Details) - USD ($)	1 Months Ended	12 Months Ended		36 Months Ended
	Jan. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Jan. 11, 2016
Long-Term Debt [Roll Forward]
Current portion		$ (7,451,000)	$ (5,936,000)	$ (5,936,000)
Long-term portion		8,591,000	12,322,000	12,322,000
Royalty agreement
Long-Term Debt [Roll Forward]
Balance, beginning of year		18,258,000	20,935,000
Accretion expense		3,732,000	3,357,000
Repayment		(5,948,000)	(6,034,000)
Balance, end of year		16,042,000	18,258,000	18,258,000
Current portion		(7,451,000)	(5,936,000)	(5,936,000)
Long-term portion		$ 8,591,000	$ 12,322,000	12,322,000
Cartesian Capital Group
Long-Term Debt [Roll Forward]
Annual royalties, percent of annual revenue (equal to or greater of)	15.00%
Cumulative royalties threshold for royalty payment	$ 15,000
Cartesian Capital Group | Royalty agreement
Long-Term Debt [Roll Forward]
Repayment				$ (11,912,000)
Cartesian Capital Group | Loans payable | Tranche I Financing
Long-Term Debt [Roll Forward]
Finance agreement amount					$ 17,500,000
Effective rate on debt					23.00%